COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments [Line Items]
Rental expense	$ 554,000	$ 574,000
Minimum annual rental commitments of the Bank under all non-cancelable leases [Abstract]
2013	470,000
2014	399,000
2015	236,000
2016	168,000
2017	133,000
Thereafter	948,000
Total	2,354,000
Contingent liability benefit reimbursement period	1 year
Change of control contingent liability	2,300,000
Maximum [Member]
Commitments [Line Items]
Lease terms	10 years
Optional commitments to sell mortgage loans to investors [Member]
Commitments [Line Items]
Commitments	$ 7,500,000	$ 5,300,000